Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Fund attributable to institutional funding partners (1)	50,888,482	16,485,383	2,526,495
Accrued interest payable of Consolidated Trusts	39,994,898	25,320,873	3,880,594
Accrued office expense	1,036,656	830,848	127,333
Professional fee payable	26,101,318	27,648,350	4,237,295
Commission fee payable(2)	63,384,314	101,285,353	15,522,659
Insurance fee payable(3)	—	65,906,706	10,100,645
Lease liabilities	20,213,070	16,871,785	2,585,714
Other accrued expenses	72,820,742	69,399,132	10,635,883
Total accrued expenses and other current liabilities	274,439,480	323,748,430	49,616,618

(1) Fund attributable to institutional funding partners relate to the principal and interest collected on behalf of the institutional funding partners but have not yet been passed onto them as of December 31, 2019 and 2020.

(2) Commission fee payable relates to the commission fees payable to channel partners who introduce borrowers to the platform of the Group. The commission is typically determined based on the volume of traffic introduced, regardless of whether the introduced traffic becomes a borrower or investor on the Group’s platform.

(3) Insurance fee payable relates to the insurance fees payable to Zhongan who provides credit insurance to institutional funding partners.